Loan Portfolio	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Loan Portfolio

Note G – Loan Portfolio

Loans receivable consisted of the following as of the dates indicated:

March 31, 2013:

(Dollars in thousands)	Originated	Acquired	Total
Real estate loans:
Conventional	$466,177	$12,109	$478,286
Home equity	67,190	—	67,190
Construction	11,808	4,606	16,414
Commercial	175,142	53,717	228,859

	720,317	70,432	790,749
Consumer loans	6,284	642	6,926
Commercial and municipal loans	95,793	13,689	109,482

Total loans	822,394	84,763	907,157
Allowance for loan losses	(9,770)	—	(9,770)
Deferred loan origination costs, net	2,737	—	2,737

Loans receivable, net	$815,361	$84,763	$900,124

December 31, 2012:

(Dollars in thousands)	Originated	Acquired	Total
Real estate loans:
Conventional	$458,206	$13,243	$471,449
Home equity	68,175	1,116	69,291
Construction	15,233	4,179	19,412
Commercial	178,574	55,690	234,264

	720,188	74,228	794,416
Consumer loans	6,595	709	7,304
Commercial and municipal loans	93,680	14,070	107,750

Total loans	820,463	89,007	909,470
Allowance for loan losses	(9,923)	—	(9,923)
Deferred loan origination costs, net	2,767	(78)	2,689

Loans receivable, net	$813,307	$88,929	$902,236

The following tables set forth information regarding the allowance for loan losses by portfolio segment as of the dates indicated:

	Real Estate:
March 31, 2013: (Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$123	$220	$—	$44	$—	$387
Ending balance:
Collectively evaluated for impairment	4,709	3,391	145	1,068	70	9,383

Total allowance for loan losses ending balance	$4,832	$3,611	$145	$1,112	$70	$9,770

Loans:
Ending balance:
Individually evaluated for impairment	$5,110	$10,879	$1,506	$953	$—	$18,448
Ending balance:
Collectively evaluated for impairment	528,257	164,263	10,302	94,840	6,284	803,946
Ending Balance:
Acquired loans (discounts related to credit quality)	12,109	53,717	4,606	13,689	642	84,763

Total loans ending balance	$545,476	$228,859	$16,414	$109,482	$6,926	$907,157

	Real Estate:
December 31, 2012: (Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$232	$129	$—	$—	$—	$—	$361
Ending balance:
Collectively evaluated for impairment	4,665	3,487	208	918	58	226	9,562

Total allowance for loan losses ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Loans:
Ending balance:
Individually evaluated for impairment	$6,964	$9,988	$1,527	$402	$—	$—	$18,881
Ending balance:
Collectively evaluated for impairment	519,417	168,586	13,706	93,278	6,595	—	801,582
Ending Balance:
Acquired loans (discounts related to credit quality)	14,359	55,690	4,179	14,070	709	—	89,007

Total loans ending balance	$540,740	$234,264	$19,412	$107,750	$7,304	$—	$909,470

The following tables set forth information regarding nonaccrual loans and past-due loans as of the dates indicated:

March 31, 2013 (Dollars in thousands)	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Recorded Investments Nonaccrual Loans
Originated:
Real estate:
Conventional	$1,038	$595	$1,537	$3,170	$3,785
Commercial	2,941	440	1,503	4,884	5,606
Home equity	481	159	—	640	41
Land and construction	—	—	—	—	200
Commercial and municipal	93	—	298	391	395
Consumer	56	—	—	56	—

Total	$4,609	$1,194	$3,338	$9,141	$10,027

Acquired:
Real estate:
Commercial	$171	$194	$—	$365	$828
Commercial	—	—	—	—	47

Total	$171	$194	$—	$365	$875

December 31, 2012 (Dollars in thousands)	30-59 Days	60-89 Days	90 Days or More	Total Past Due	Recorded Investments Nonaccrual Loans
Originated
Real estate:
Conventional	$3,869	$1,327	$2,461	$7,657	$6,250
Commercial	3,019	236	358	3,613	9,304
Home equity	555	172	144	871	158
Land and construction	10	—	—	10	887
Commercial and municipal	224	276	195	695	402
Consumer	12	—	—	12	—

Total	$7,689	$2,011	$3,158	$12,858	$17,001

Troubled Debt Restructurings

The following tables present the recorded investment in troubled debt restructured loans as of March 31, 2013, and December 31, 2012, based on payment performance status:

	March 31, 2013
	Real Estate:
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial	Total
Performing	$2,518	$4,269	$1,306	$526	$8,619
Non-performing	418	3,089	—	100	3,607

Total	$2,936	$7,358	$1,306	$626	$12,226

	December 31, 2012
	Real Estate:
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial	Total
Performing	$1,406	$5,703	$1,317	$136	$8,562
Non-performing	1,960	2,402	—	157	4,519

Total	$3,366	$8,105	$1,317	$293	$13,081

Troubled debt restructured loans are considered impaired and are included in the previous impaired loans disclosures in this footnote.

During the three month period ending March 31, 2013, certain loans modifications were executed that constituted troubled debt restructurings. Substantially all of these modifications included one or a combination of the following: (1) an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; (2) temporary reduction in the interest rate; (3) change in scheduled payment amount; (4) permanent reduction of the principal of the loan; or (5) an extension of additional credit for payment of delinquent real estate taxes.

The following table presents pre-modification balance information on how loans were modified as TDRs during the three months ended March 31, 2013:

(Dollars in thousands)	Extended Maturity	Combination of Interest Only Payments, Rate, and Maturity	Interest Only Payments and Maturity	Combination of Maturity, Interest Rate, and Reamortized	Total
Real estate:
Residential	$—	$85	$79	$219	$383
Land and Construction	700	—	—	—	700
Commercial	298	—	—	—	298

Total TDRs	$998	$85	$79	$219	$1,381

The following table presents pre-modification balance information on how loans were modified as TDRs during the twelve months ended December 31, 2012:

(Dollars in thousands)	Extended Maturity	Combination of Payment, Rate, and Maturity	Interest Only Payments	Interest Only Payments and Maturity	Forgiveness of Principal, Reamortized, and Maturity	Other (a)	Total
Real estate:
Residential	$48	$219	$30	$180	$—	$1,003	$1,480
Commercial	1,239	89	985	434	2,276	—	5,023
Land and Construction	698	641	—	—	—	—	1,339
Commercial	36	—	—	106	—	15	157

Total TDRs	$2,021	$949	$1,015	$720	$2,276	$1,018	$7,999

(a)	Other represents various other combinations of maturity, interest rate, interest only payments and other miscellaneous types.

The following table summarizes troubled debt restructurings that occurred during the period indicated:

	For the three months ended March 31, 2013
(Dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Real estate:
Conventional	3	$383	$383
Commercial	1	298	298
Land and construction	4	700	700

Total	8	$1,381	$1,381

The following table summarizes the troubled debt restructurings for which there was a payment default during the periods indicated, which occurred within twelve months following the date of the restructuring:

	For the three months ending March 31, 2013
(Dollars in thousands)	Number of Loans	Recorded Investment
Real estate:
Conventional	1	$91
Commercial	2	681

Total	3	$772

Loans are considered to be in payment default once it is greater than 30 days contractually past due under the modified terms. The troubled debt restructurings described above that subsequently defaulted resulted in no additional allocation of the allowance for credit losses for the three month period ending March 31, 2013. There were no charge-offs on these defaulted troubled debt restructurings during the three month period ending March 31, 2013.

Information about loans that meet the definition of an impaired loan in ASC 310-10-35, “Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality-Subsequent Measurement,” is as follows as of March 31, 2013:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance For Credit Losses	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Conventional	$4,044	$4,550	$—	$4,499	$47
Home equity	41	52	—	42	1
Commercial	9,994	10,850	—	10,372	133
Land and construction	1,506	1,506	—	1,518	14
Commercial and municipal	432	588	—	486	3

Total impaired with no related allowance:	$16,017	$17,546	$—	$16,917	$198

With an allowance recorded:
Real estate:
Conventional	$1,025	$1,352	$123	$1,025	$3
Commercial	885	885	220	900	13
Commercial and municipal	521	521	44	523	5

Total impaired with an allowance recorded:	$2,431	$2,758	$387	$2,448	$21

Total:
Real estate:
Conventional	$5,069	$5,902	$123	$5,524	$50
Home equity	41	52	—	42	1
Commercial	10,879	11,735	220	11,272	146
Land and construction	1,506	1,506	—	1,518	14
Commercial and municipal	953	1,109	44	1,009	8

Total impaired loans:	$18,448	$20,304	$387	$19,365	$219

Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of December 31, 2012:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance For Credit Losses	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Real estate:
Conventional	$6,057	$6,979	$—	$6,315	$252
Home equity	158	211	—	168	6
Commercial	9,004	9,603	—	9,245	554
Land and construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired with no related allowance:	$17,148	$18,775	$—	$17,848	$917

With an allowance recorded:
Real estate:
Conventional	$749	$782	$232	$772	$38
Commercial	984	984	129	986	45

Total impaired with an allowance recorded:	$1,733	$1,766	$361	$1,758	$83

Total:
Real estate:
Conventional	$6,806	$7,761	$232	$7,087	$290
Home equity	158	211	—	168	6
Commercial	9,988	10,587	129	10,231	599
Land and construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired loans:	$18,881	$20,541	$361	$19,606	$1,000

The following tables present a summary of credit impaired loans acquired through the merger with The Nashua Bank as of:

	March 31, 2013	December 31, 2012
(Dollars in thousands)	Commercial Real Estate and Commercial Business	Commercial Real Estate and Commercial Business
Contractually required payments receivable	$1,259	$1,408
Nonaccretable difference	—	—

Cash flows expected to be collected	1,259	1,408
Accretable yield	—	—

Fair value of purchased credit impaired loans acquired	$1,259	$1,408

The following table presents the Company’s loans by risk ratings as of March 31, 2013:

	Real Estate
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Originated:
Grade:
Loans not formally rated	$520,887	$18,096	$6,120	$20,145	$6,284	$571,532
Pass	6,674	142,020	3,485	74,385	—	226,564
Special mention	—	971	697	125	—	1,793
Substandard	5,806	14,055	1,506	1,138	—	22,505

Total	$533,367	$175,142	$11,808	$95,793	$6,284	$822,394

Acquired:
Grade:
Loans not formally rated	$12,109	$434	$1,817	$—	$642	$15,002
Pass	—	51,513	2,553	13,098	—	67,164
Special mention	—	—	236	544	—	780
Substandard	—	1,770	—	47	—	1,817

Total	$12,109	$53,717	$4,606	$13,689	$642	$84,763

The following table presents the Company’s loans by risk ratings as of December 31, 2012:

	Real Estate
(Dollars in thousands)	Residential	Commercial	Land and Construction	Commercial and Municipal	Consumer	Total
Originated:
Grade:
Loans not formally rated	$519,398	$10,468	$7,111	$38,266	$6,595	$581,838
Pass	—	152,162	5,834	54,501	—	212,497
Special mention	112	1,212	761	156	—	2,241
Substandard	6,871	14,732	1,527	757	—	23,887

Total	$526,381	$178,574	$15,233	$93,680	$6,595	$820,463

Acquired:
Grade:
Loans not formally rated	$13,978	$7,709	$2,018	$3,423	$709	$27,837
Pass	—	45,644	1,922	10,387	—	57,953
Special mention	—	300	239	260	—	799
Substandard	381	2,037	—	—	—	2,418

Total	$14,359	$55,690	$4,179	$14,070	$709	$89,007

Credit Quality Information

The Company utilizes a nine grade internal loan rating system for commercial real estate, construction and commercial loans as follows:

Loans rated 10-35: Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 40: Loans in this category are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 50: Loans in this category are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated 60: Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 70: Loans in this category are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and commercial loans over $250 thousand. The assessment of those loans less than $250 thousand are based on the borrower’s ability to pay and not on overall risk. Additionally, the Company monitors the repayment activity for loans less than $250 thousand and if a loan becomes delinquent over 60 days past due, it is reviewed for risk and is subsequently risk rated based on available information such as ability to repay based on current cash flow conditions and workout discussions with the borrower.

Loan Servicing

The Company recognizes as separate assets from their related loans the rights to service mortgage loans for others, either through acquisition of those rights or from the sale or securitization of loans with the servicing rights retained on those loans, based on their relative fair values. To determine the fair value of the servicing rights created, the Company uses the market prices under comparable servicing sale contracts, when available, or alternatively uses a valuation model that calculates the present value of future cash flows to determine the fair value of the servicing rights. In using this valuation method, the Company incorporates assumptions that market participants would use in estimating future net servicing income, which includes estimates of the cost of servicing loans, the discount rate, ancillary income, prepayment speeds and default rates.

Mortgage servicing rights are amortized in proportion to, and over the period of, estimated net servicing revenues. Refinance activities are considered in estimating the period of net servicing revenues. Impairment of mortgage servicing rights is assessed based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. For purposes of measuring impairment, the rights are stratified based on the interest rate risk characteristics of the underlying loans. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

The balance of capitalized servicing rights, net of valuation allowances, included in other assets at March 31, 2013, was $2.5 million. Servicing rights of $574 thousand were capitalized during the three months ended March 31, 2013, compared to $233 thousand for the same period in 2012. Amortization of capitalized servicing rights was $246 thousand for the three months ended March 31, 2013, compared to $236 thousand for the same period in 2012. The fair value of capitalized servicing rights was $3.9 million of March 31, 2013.

Following is an analysis of the aggregate changes in the valuation allowance for capitalized servicing rights during the period indicated:

	Three months ended March 31,
(Dollars in thousands)	2013	2012
Balance, beginning of period	$69	$58
(Decrease) increase	(54)	225

Balance, end of period	$15	$283

NOTE 4.	Loans receivable:

Loans receivable consisted of the following as of December 31:

(Dollars in thousands)	2012			2011
	Originated	Acquired	Total	Total
Real estate loans:
Conventional	$458,206	$13,243	$471,449	$397,010
Home equity	68,175	1,116	69,291	71,990
Construction	15,233	4,179	19,412	12,731
Commercial	178,574	55,690	234,264	148,424

	720,188	74,228	794,416	630,155
Consumer loans	6,595	709	7,304	7,343
Commercial and municipal loans	93,680	14,070	107,750	83,835
Unamortized adjustment to fair value	—	—	—	1,101

Total loans	820,463	89,007	909,470	722,434
Allowance for loan losses	(9,923)	—	(9,923)	(9,131)
Deferred loan origination costs, net	2,767	(78)	2,689	1,649

Loans receivable, net	$813,307	$88,929	$902,236	$714,952

Certain directors and executive officers of the Company and companies in which they have significant ownership interest were customers of the Bank during 2012. Total loan to such persons and their companies amounted to $3.9 million as of December 31, 2012. During 2012, principal advances of $3.3 million were made and principal payments totaled $285 thousand.

The following table sets forth information regarding the allowance for loan and lease losses by portfolio segment as of December 31:

	Real Estate:
(Dollars in thousands)	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Unallocated	Total
December 31, 2012:
Allowance for loan losses:
Originated:
Beginning balance	$4,845	$3,146	$222	$721	$58	$139	$9,131
Charge-offs	(1,239)	(474)	(138)	(438)	(220)	—	(2,509)
Recoveries	167	56	68	142	163	—	596
Provision (benefit)	1,124	888	56	493	57	87	2,705

Ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Acquired:
Beginning balance	$—	$—	$—	$—	$—	$—	$—
Charge-offs	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—
Provision (benefit)	—	—	—	—	—	—	—

Ending balance	$—	$—	$—	$—	$—	$—	$—

Originated:
Individually evaluated for impairment	$232	$129	$—	$—	$—	$—	$361
Collectively evaluated for impairment	4,665	3,487	208	918	58	226	9,562
Acquired loans (Discounts related to Credit Quality)	—	—	—	—	—	—	—

Total allowance for loan losses ending balance	$4,897	$3,616	$208	$918	$58	$226	$9,923

Loans:
Originated:
Individually evaluated for impairment	$6,964	$9,988	$1,527	$402	$—	$—	$18,881
Collectively evaluated for impairment	519,417	168,586	13,706	93,278	6,595	—	801,582
Acquired loans (Discounts related to Credit Quality)	14,359	55,690	4,179	14,070	709	—	89,007

Total loans ending balance	$540,740	$234,264	$19,412	$107,750	$7,304	$—	$909,470

	Real Estate:
(Dollars in thousands)	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Unallocated	Total
December 31, 2011:
Allowance for loan losses:
Beginning balance	$3,982	$2,920	$567	$2,168	$92	$135	$9,864
Charge-offs	(1,187)	(548)	(303)	(147)	(264)	—	(2,449)
Recoveries	132	—	—	61	172	—	365
Provision (benefit)	1,918	774	(42)	(1,361)	58	4	1,351

Ending balance	$4,845	$3,146	$222	$721	$58	$139	$9,131

Individually evaluated for impairment	$77	$231	$—	$—	$—	$—	$308
Collectively evaluated for impairment	4,768	2,915	222	721	58	139	8,823

Total allowance for loan losses ending balance	$4,845	$3,146	$222	$721	$58	$139	$9,131

Loans:
Individually evaluated for impairment	$5,489	$8,910	$1,006	$1,211	$—	$—	$16,616
Collectively evaluated for impairment	464,524	139,433	11,725	82,771	7,365	—	705,818

Total loans ending balance	$470,013	$148,343	$12,731	$83,982	$7,365	$—	$722,434

The following is a summary of activity of the allowance for loan losses for the year ended December 31, 2010:

(Dollars in thousands)	2010
BALANCE, beginning of year	$9,519
Charged-off loans	(1,877)
Recoveries of loans previously charged-off	215
Transfer to allowance for unfunded commitments	(175)
Provision for loan losses charged to income	2,182

BALANCE, end of year	$9,864

The following table sets forth information regarding originated nonaccrual loans and past-due loans as of December 31:

(Dollars in thousands)	30 - 59 Days	60 - 89 Days	90 Days or More	Total Past Due	Total Current	Total	90 Days and Accruing	Nonaccrual Loans
December 31, 2012:
Real estate:
Conventional	$3,869	$1,327	$2,461	$7,657	$450,549	$458,206	$—	$6,250
Commercial	3,019	236	358	3,613	174,961	178,574	—	9,304
Home equity	555	172	144	871	67,304	68,175	—	158
Construction	10	—	—	10	15,223	15,233	—	887
Commercial and municipal	224	276	195	695	92,985	93,680	—	402
Consumer	12	—	—	12	6,583	6,595	—	—

Total	$7,689	$2,011	$3,158	$12,858	$807,605	$820,463	$—	$17,001

(Dollars in thousands)	30 - 59 Days	60 - 89 Days	90 Days or More	Total Past Due	Total Current	Total	90 Days and Accruing	Nonaccrual Loans
December 31, 2011:
Real estate:
Conventional	$1,925	$615	$1,306	$3,846	$393,164	$397,010	$—	$5,578
Commercial	966	584	1,513	3,063	145,361	148,424	—	8,485
Home equity	498	—	—	498	71,492	71,990	—	—
Construction	444	—	176	620	12,111	12,731	—	1,006
Commercial and municipal	178	352	280	810	83,025	83,835	—	1,540
Consumer	22	—	8	30	7,313	7,343	—	8

Total	$4,033	$1,551	$3,283	$8,867	$712,466	$721,333	$—	$16,617

The Company’s impaired loans consist of certain originated loans, including all TDR’s. The following table summarizes, by class of loan, information related to individually - evaluated impaired loans within the originated portfolio:

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2012:
With no related allowance recorded:
Real Estate:
Conventional	$6,057	$6,979	$—	$6,315	$252
Home equity	158	211	—	168	6
Commercial	9,004	9,603	—	9,245	554
Construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired with no related allowance	$17,148	$18,775	$—	$17,848	$917

With an allowance recorded:
Real Estate:
Conventional	$749	$782	$232	$772	$38
Commercial	984	984	129	986	45

Total impaired with an allowance recorded	$1,733	$1,766	$361	$1,758	$83

Total
Real Estate:
Conventional	$6,806	$7,761	$232	$7,087	$290
Home equity	158	211	—	168	6
Commercial	9,988	10,587	129	10,231	599
Construction	1,527	1,527	—	1,547	67
Commercial and municipal	402	455	—	573	38

Total impaired loans	$18,881	$20,541	$361	$19,606	$1,000

(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2011:
With no related allowance recorded:
Real Estate:
Conventional	$3,926	$3,926	$—	$2,124	$83
Commercial	7,584	7,584	—	6,407	437
Construction	1,006	1,006	—	307	11
Commercial and municipal	1,211	1,211	—	690	45

Total impaired with no related allowance	$13,727	$13,727	$—	$9,528	$576

With an allowance recorded:
Real Estate:
Conventional	$1,563	$1,563	$77	$542	$32
Commercial	1,326	1,326	231	782	86

Total impaired with an allowance recorded	$2,889	$2,889	$308	$1,324	$118

Total
Real Estate:
Conventional	$5,489	$5,489	$77	$2,666	$115
Commercial	8,910	8,910	231	7,189	523
Construction	1,006	1,006	—	307	11
Commercial and municipal	1,211	1,211	—	690	45

Total impaired loans	$16,616	$16,616	$308	$10,852	$694

The following table presents a summary of credit impaired loans acquired through the merger with The Nashua Bank as of December 31, 2012.

(Dollars in thousands)	Commercial Real Estate and Commercial Business
Contractually required payments receivable	$1,408
Nonaccretable difference

Cash flows expected to be collected	1,408
Accretable yield	—

Fair value of purchased credit impaired loans acquired	$1,408

The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31:

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2012:
Troubled Debt Restructurings:
Real estate:
Conventional	13	$1,480	$1,456
Commercial	17	5,022	4,582
Construction	4	1,340	1,317
Commercial and municipal	4	157	111

	38	$7,999	$7,466

(Dollars in thousands)	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted:
Conventional	3	$442
Commercial	2	458
Commercial and municipal	1	31

	6	$931

(Dollars in thousands)	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2011:
Troubled Debt Restructurings:
Real estate:
Conventional	20	$3,322	$3,322
Commercial	16	4,487	4,487
Construction	1	202	202
Commercial and municipal	8	733	697

	45	$8,744	$8,708

(Dollars in thousands)	Number of Contracts	Recorded Investment
Troubled Debt Restructurings
That Subsequently Defaulted:
Conventional	3	$281
Commercial	2	153
Commercial and municipal	4	381

	9	$815

Troubled debt restructured loans and leases are considered impaired and are included in the previous impaired loan disclosures in this footnote. As of December 31, 2012 and 2011, the Company has not committed to lend additional amounts to customers with outstanding loans and leases that are classified as troubled debt restructurings.

During the years ended December 31, 2012 and 2011, certain loans and lease modifications were executed which constituted troubled debt restructurings. Substantially all of these modifications included one or a combination of the following: an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; temporary reduction in the interest rate; or change in scheduled payment amount.

The following table presents information on how loans were modified as TDRs during the twelve months ended December 31:

	Extended Maturity	Adjusted Interest Rate	Combination of Rate and Maturity	Other (a)	Total
(Dollars in thousands)
December 31, 2012:
Real estate:
Conventional	$219	$466	$418	$353	$1,456
Commercial	1,931	—	—	2,651	4,582
Construction	1,317	—	—	—	1,317
Commercial and municipal	64	—	15	32	111

Total TDRs	$3,531	$466	$433	$3,036	$7,466

December 31, 2011:
Real estate:
Conventional	$—	$51	$—	$3,271	$3,322
Commercial	303	—	—	4,184	4,487
Construction	—	—	—	202	202
Commercial and municipal	—	—	44	653	697

Total TDRs	$303	$51	$44	$8,310	$8,708

(a)	Other includes covenant modifications, forbearance and/or other modifications.

The six TDRs that have subsequently defaulted during the year ended December 31, 2012 are all on nonaccrual as of December 31, 2012. All TDRs are individually evaluated for impairment. Of the six defaulted TDRs, none had an impairment measurement included in specific allowances.

The nine TDRs that have subsequently defaulted during the year ended December 31, 2011 are all on nonaccrual as of December 31, 2011. All TDRs are individually evaluated for impairment. Of the nine defaulted TDRs, one has an impairment measurement of $14 thousand which is included in specific allowances.

The following table presents the Company’s loans by risk rating as of December 31:

	Real Estate:
	Conventional	Commercial	Construction	Commercial and Municipal	Consumer	Total
(Dollars in thousands)
December 31, 2012:
Originated
Grade:
Pass	$—	$152,162	$5,834	$54,501	$—	$212,497
Special mention	112	1,212	761	156	—	2,241
Substandard	6,871	14,732	1,527	757	—	23,887
Loans not formally rated	519,398	10,468	7,111	38,266	6,595	581,838

Total	$526,381	$178,574	$15,233	$93,680	$6,595	$820,463

Acquired
Grade:
Pass	$—	$45,644	$1,922	$10,387	$—	$57,953
Special mention	—	300	239	260	—	799
Substandard	381	2,037	—	—	—	2,418
Loans not formally rated	13,978	7,709	2,018	3,423	709	27,837

Total	$14,359	$55,690	$4,179	$14,070	$709	$89,007

December 31, 2011:
Grade:
Pass	$—	$125,405	$10,506	$81,835	$—	$217,746
Special mention	109	5,266	1,166	1,163	—	7,704
Substandard	5,489	17,753	1,059	837	—	25,138
Loans not formally rated	463,402	—	—	—	7,343	470,745

Total	$469,000	$148,424	$12,731	$83,835	$7,343	$721,333

Credit Quality Information

The Company utilizes an eight grade internal loan rating system for commercial real estate, construction and commercial loans as follows:

Loans rated 10-35: Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 40: Loans in this category are considered “special mention.” These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 50: Loans in this category are considered “substandard.” Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated 60: Loans in this category are considered “doubtful.” Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 70: Loans in this category are considered uncollectible (“loss”) and of such little value that their continuance as loans is not warranted.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and commercial loans over $250 thousand. For residential real estate and consumer loans, the Company initially assesses credit quality based upon the borrower’s ability to pay and subsequently monitors these loans based on borrower’s payment activity.

Loan Servicing Rights

In addition to total loans previously shown, the Company services loans for other financial institutions. Participation loans are loans originated by the Company for a group of banks. Sold loans are loans originated by the Company and sold to the secondary market. The Company services these loans and remits the payments received to the buyer. The Company specifically originates long-term, fixed-rate loans to sell. The amount of loans sold and participated out which are serviced by the Company are as follows as of December 31:

(Dollars in thousands)	2012	2011
Sold loans	$385,425	$365,811

Participation loans	$31,428	$32,734

The balance of capitalized servicing rights, net of valuation allowances, included in other assets at December 31, 2012 and 2011 was $2.1 million and $1.8 million, respectively.

Servicing rights of $1.4 million, $651 thousand, and $977 thousand were capitalized in 2012, 2011 and 2010, respectively. Amortization of capitalized servicing rights was $1.0 million in 2012, $811 thousand in 2011 and $794 thousand in 2010.

The fair value of capitalized servicing rights was $3.0 million and $2.4 million as of December 31, 2012 and 2011, respectively. Following is an analysis of the aggregate changes in the valuation allowances for capitalized servicing rights:

(Dollars in thousands)	2012	2011
Balance, beginning of year	$58	$45
Increase	11	13

Balance, end of year	$69	$58